Share-Based Compensation - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands				12 Months Ended
	Apr. 24, 2014 shares	Jan. 02, 2014 shares	May 26, 2011 shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation costs of share-based awards				¥ 16,596						$ 2,543
Expected period over which unamortized compensation costs is to be recognized				1 year 8 months 4 days	1 year 8 months 4 days
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, incremental cost as a result of modification				¥ 4,770	$ 731		¥ 12,510
2014 Restricted Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to award	122,545,665
Granted | $ / shares						$ 0.60		$ 1.00
2014 Restricted Share Plan | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected period over which unamortized compensation costs is to be recognized				1 year 1 month 24 days	1 year 1 month 24 days
Total fair value of vested shares				¥ 18,263	$ 2,799		5,354
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount				¥ 5,559						852
2013 Incentive Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to award		64,497,718
Granted | $ / shares					$ 0.21
Award scheme term				10 years	10 years
2013 Incentive Scheme | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected period over which unamortized compensation costs is to be recognized				1 year 4 months 13 days	1 year 4 months 13 days
Total fair value of vested shares				¥ 46,906	$ 7,189		2,569
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount				5,859						$ 898
2013 Incentive Scheme | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, incremental cost as a result of modification				¥ 24,860	$ 3,810		¥ 7,588
2011 Share Award Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award scheme term			10 years
Shares available to be granted in the future				1,284,629		331,947	331,947			1,284,629
2011 Share Award Scheme | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted | $ / shares					$ 0.21	$ 0.37		$ 0.96
Unrecognized compensation costs of share-based awards				¥ 2,812						$ 431
Expected period over which unamortized compensation costs is to be recognized				1 year 6 months 14 days	1 year 6 months 14 days
Total fair value of vested shares				¥ 1,697	$ 260		¥ 9,357		¥ 15,152
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		5 years
Maximum [Member] | 2014 Restricted Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years
Maximum [Member] | 2011 Share Award Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to award			100,000,000